UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/10

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number: 028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

     /s/ Steve Leonard            Rancho Santa Fe, CA         11/11/10
     ---------------------        -------------------         --------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:  $    93,819
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE      28-

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ---------- --------  -----------------------
                                                                                                                VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER    -----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED   NONE
-----------------------------  --------------  ---------  --------  -------  ---- ----  ---------- --------  ------  ------  -------
AUTOMATIC DATA PROCESSING IN   COM             053015103    1,589      37,795           SOLE       NONE        4,150  N/A     33,645
AMERICAN EXPRESS CO            COM             025816109    3,802      90,468           SOLE       NONE       28,700  N/A     61,768
BEST BUY INC                   COM             086516101       38         925           SOLE       NONE            0  N/A        925
BJS RESTAURANTS INC            COM             09180C106       28       1,000           SOLE       NONE        1,000  N/A          0
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   21,394     258,753           SOLE       NONE       67,250  N/A    191,503
CB RICHARD ELLIS GROUP INC     CL A            12497T101      474      25,943           SOLE       NONE            0  N/A     25,943
CNA FINL CORP                  COM             126117100   10,762     384,504           SOLE       NONE      102,300  N/A    282,204
BARRY R G CORP OHIO            COM             068798107   12,043   1,170,311           SOLE       NONE      243,048  N/A    927,263
DECORATOR INDS INC             COM PAR $0.20   243631207       14      10,000           SOLE       NONE       10,000  N/A          0
ENERGIZER HLDGS INC            COM             29266R108    8,997     133,821           SOLE       NONE       18,150  N/A    115,671
GENERAL ELECTRIC CO            COM             369604103       50       3,100           SOLE       NONE            0  N/A      3,100
GOLDMAN SACHS GROUP INC        COM             38141G104   12,340      85,351           SOLE       NONE       12,300  N/A     73,051
DOT HILL SYS CORP              COM             25848T109        6       4,440           SOLE       NONE        3,000  N/A      1,440
JAMBA INC                      COM             47023A101       33      15,000           SOLE       NONE            0  N/A     15,000
JOHNSON & JOHNSON              COM             478160104    4,257      68,702           SOLE       NONE        9,775  N/A     58,927
MCDONALDS CORP                 COM             580135101        7         100           SOLE       NONE            0  N/A        100
MARKEL CORP                    COM             570535104      922       2,675           SOLE       NONE        2,400  N/A        275
OFFICE DEPOT INC               COM             676220106       46      10,000           SOLE       NONE       10,000  N/A          0
PEPSICO INC                    COM             713448108       77       1,153           SOLE       NONE        1,153  N/A          0
REGIS CORP MINN                COM             758932107        7         352           SOLE       NONE            0  N/A        352
STARBUCKS CORP                 COM             855244109   12,979     508,003           SOLE       NONE       75,400  N/A    432,603
TRAVELERS COMPANIES INC        COM             89417E109        7         136           SOLE       NONE          136  N/A          0
US BANCORP DEL                 COM NEW         902973304    2,743     126,882           SOLE       NONE       34,200  N/A     92,682
WELLS FARGO & CO               COM             949746101    1,168      46,503           SOLE       NONE        9,100  N/A     37,403
WESCO FINL CORP                COM             950817106       36         100           SOLE       NONE            0  N/A        100